Basis of Preparation and Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Comprehensive income	$ 24,280,000	$ 14,950,000	$ (17,372,000)
Cash flows from (used in) operating activities	26,906,000	20,750,000	(6,243,000)
Cash and cash equivalents	52,833,000	45,213,000	19,037,000	$ 2,366,000
Working capital surplus	45,000,000
Impairment loss	$ 0	0	4,615,000
Entity Accounting Standard	International Financial Reporting Standards
Provision for doubtful trade receivables	$ 0	8,000
Current portion of non-current borrowings	6,803,000	5,044,000
Borrowing costs capitalised			0
Proceeds from borrowings, classified as financing activities	$ 18,000,000	34,250,000	0
Number Of Operating Segments	1
Description of nature of benefits provided by plan	If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time.
Net defined benefit liability	$ 148,000	114,000
Direct operating expense from investment property	18,451,000
Lease components	42,939,000
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of initial application of standards or interpretations [line items]
Borrowing costs capitalised	259,000	545,000
Proceeds from borrowings, classified as financing activities	$ 18,000,000
Current Accrued Interest [Member]
Disclosure of initial application of standards or interpretations [line items]
Current portion of non-current borrowings		179,000
Deferred Dry-docking costs [member]
Disclosure of initial application of standards or interpretations [line items]
Interval Between Vessel Drydocking Special Survey	2 years 6 months
Depreciation method	straight-line basis
Vessels [member]
Disclosure of initial application of standards or interpretations [line items]
Depreciation method	straight-line basis
Useful life	25 years
Vessels scrap rate per ton	$ 440	380	$ 300
Decrease in depreciation expense due to changes in scrap rate	$ 118,000	$ 145,000